Conestoga Funds

Conestoga SMid Cap Fund

Incorporated herein by reference is the definitive version of the prospectus for the Conestoga SMid Cap Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 21, 2014 (SEC Accession No. 0001162044-14-000078).